Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2016	2017

Accrued bonus	$5,217,065	$3,310,964
Accrued professional service fees	592,797	498,066
Withholding individual income tax-option exercise	36,696	36,696
Value added taxes and other taxes payable	123,264	66,288
Accrued raw data cost	380,237	97,896
Accrued bandwidth cost	27,587	115,486
Accrued welfare benefits	56,887	419,230
Deposit payable (i)	2,374,144	3,032,812
Interest payable (iii)	265,692	-
Amount due to Yinglibao	865,036	170,058
Amount due to Yinglibao clients (iv)	18,573,735	-
Accrued sales service fees	114,055	121,086
Others	992,754	2,085,113
	$29,619,949	$9,953,695

(i)	Deposit payable is the deposit in bank accounts for providing guarantee to perform the contract obligation related to “Yinglibao”, an internet-based financial platform that integrates cash management solutions and mutual fund distribution.

(ii)	On March 30, 2015, the Group signed a sale & purchase agreement with a third party, to transfer the 100% ordinary shares of Rifa Futures and iSTAR Wealth Management (the “Transaction”). In April 2015, the Group collected partial consideration of approximately $5.1 million. Due to the Transaction was not completed as of December 31, 2015, the agreement was expired automatically. The Group refunded the $5.1 million and entered into a new agreement in April 2016.

(iii)	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest payable represented the interest expense that has been incurred but has not been paid to the Qiribao investors as of the date of the balance sheet. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao on April 10, 2017, and all the held-to-maturity securities were redeemed by the end of December 31, 2017.

(iv)	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. The Group recognized the funds committed by the investors through the Yinglibao platform of $18,573,735 in the consolidated balance sheet at December 31, 2016. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao starting on April 10, 2017, all the held-to-maturity securities was redeemed by the end of December 31, 2017.